ACQUISITION AND DISPPOSAL OF SUBSIDIARIES - Carrying amount of the net identifiable assets (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2025 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
ACQUISITION AND DISPPOSAL OF SUBSIDIARIES
Current assets				¥ 11,451,866	$ 1,637,597	¥ 6,820,148
Cash and cash equivalents			¥ 2,243,537	5,523,571	789,860	1,492,436
Property and equipment, net				22,775,579	3,256,864	17,216,635
Land use rights, net				867,765	124,089	766,213
Intangible assets				2,004,710	286,670	1,403,787
Deferred tax assets, net				251,572	35,974	306,623
Accrued expenses and other payables				(5,459,465)	(780,693)	(3,618,237)
Deferred tax liabilities				(840,387)	(120,174)	¥ (734,404)
Redeemable noncontrolling interests				¥ 1,711,591	$ 244,754
Total consideration
Carrying amount of the acquirer's previously held equity interests			¥ 116,996
Sanhe Mingtai Digital Industrial Park Co., Ltd. (Sanhe Digital)
ACQUISITION AND DISPPOSAL OF SUBSIDIARIES
Current assets		¥ 3
Property and equipment, net		105,538
Land use rights, net		14,258
Deferred tax assets, net		2,232
Accrued expenses and other payables		(2,277)
Deferred tax liabilities		(2,758)
Total consideration
Cash consideration		¥ 116,996
Yiyun Hongtu (Shanghai) Big Data Technology Co., Ltd
ACQUISITION AND DISPPOSAL OF SUBSIDIARIES
Cash and cash equivalents	¥ 500
Property and equipment, net	12,941
Land use rights, net	98,296
Intangible assets	512,526
Deferred tax liabilities	(129,259)
Redeemable noncontrolling interests	(218,299)
Total consideration
Cash consideration	266,705
Carrying amount of the acquirer's previously held equity interests	¥ 10,000